Average Annual Total Returns - FidelitySustainabilityIndexFunds-ComboPRO - FidelitySustainabilityIndexFunds-ComboPRO - Fidelity International Sustainability Index Fund	Dec. 30, 2024
Fidelity International Sustainability Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.66%
Past 5 years	6.69%
Since Inception	4.53%	[1]
Fidelity International Sustainability Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.09%
Past 5 years	6.31%
Since Inception	4.15%	[1]
Fidelity International Sustainability Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.32%
Past 5 years	5.37%
Since Inception	3.64%	[1]
MS112
Average Annual Return:
Past 1 year	15.82%
Past 5 years	7.26%
Since Inception	5.07%
IXWWZ
Average Annual Return:
Past 1 year	15.11%
Past 5 years	7.07%
Since Inception	4.98%

[1]	A From May 9, 2017 .